Commitments and Contingencies	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

15.      Commitments and Contingencies:

a)       Legal proceedings

Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Company’s vessels. The Company’s vessels are covered for pollution of $1 billion per vessel per incident, by the Protection and Indemnity (P&I) Association in which the Company’s vessels are entered. The Company’s vessels are subject to calls payable to their P&I Association and may be subject to supplemental calls which are based on estimates of premium income and anticipated and paid claims. Such estimates are adjusted each year by the Board of Directors of the P&I Association until the closing of the relevant policy year, which generally occurs within three years from the end of the policy year. Supplemental calls, if any, are expensed when they are announced and according to the period they relate to. The Company is not aware of any supplemental calls in respect of any policy years other than those that have already been recorded in its consolidated financial statements.

b)       Other contingencies:

Heron

On July 11, 2014, Oceanbulk Shipping became a wholly owned subsidiary of the Company. Oceanbulk Shipping owned a convertible loan, which was convertible into 50% of Heron Ventures Ltd’s (“Heron”) equity. After the conversion of the loan, on November 5, 2014, Heron was a 50-50 joint venture between Oceanbulk Shipping and ABY Group Holding Limited, and Oceanbulk Shipping shared joint control over Heron with ABY Group Holding Limited. Based on the applicable related agreements, neither party will entirely control Heron. In addition, any operational and other decisions with respect to Heron will need to be jointly agreed between Oceanbulk Shipping and ABY Group Holding Limited. As of December 31, 2017, all vessels previously owned by Heron have been either sold or distributed to its equity holders. While Oceanbulk Shipping and ABY Group Holding Limited intend that Heron eventually will be dissolved shortly after receiving permission from local authorities in Malta, until that occurs, contingencies to the Company may arise. However, the pre-transaction investors in Heron effectively remain as ultimate beneficial owners of Heron, until Heron is dissolved on the basis that, according to the agreement governing the Merger, any cash received or paid by the Company from the final liquidation of Heron will be settled accordingly by the pre-Merger investors in Oceanbulk (the “Oceanbulk Sellers”). The Company had no outstanding balance with the Oceanbulk Sellers as of December 31, 2017 and thereafter. In July 2018, ABY Group Holding Limited transferred to ABY Floriana Limited its interests to Heron. The Company concluded that there should not be significant financial impact and therefore no provision has been made.

15.	Commitments and Contingencies - (continued):

c)       Commitments:

The following table sets forth inflows and outflows, related to the Company’s charter party arrangements and other commitments, as of December 31, 2023.

Charter party agreements

	Twelve month periods ending December 31,
+ inflows/ - outflows	Total	2024	2025	2026	2027	2028	2029 and thereafter
Future, minimum, non-cancellable charter revenue (1)	$103,517	$103,517	$-	$-	$-	$-	$-

Total	$103,517	$103,517	$-	$-	$-	$-	$-

(1)	The amounts represent the minimum contractual charter revenues to be generated from the existing, as of December 31, 2023, non-cancellable time charter agreements, until their expiration, net of address commission, assuming no off-hire days, other than those related to scheduled interim and special surveys of the vessels. Future inflows also include revenues deriving from index linked charter agreements using i) the index rates at the commencement date of each agreement, in compliance with ASC 842, and do not reflect relevant index charter rate information prevailing as of December 31, 2023 and ii) the remaining minimum duration of each non-cancellable time charter agreement.

Other commitments:

	Twelve month periods ending December 31,
+ inflows/ - outflows	Total	2024	2025	2026	2027	2028	2029 and thereafter
Charter-in expense newbuilding vessels (1)	$(212,877)	$(17,366)	$(30,204)	$(30,204)	$(30,204)	$(30,287)	$(74,612)
Vessel BWTS and ESD (2)	(11,199)	(10,032)	(807)	(360)	-	-	-
Newbuilding vessels (3)	(177,500)	(28,400)	(81,650)	(67,450)	-	-	-
Total	$(401,576)	$(55,798)	$(112,661)	$(98,014)	$(30,204)	$(30,287)	$(74,612)

(1)	The amounts represent minimum contractual charter-in payments, to be made from the delivery date of the six charter-in newbuilding vessels, expected in 2024 and until the end of their lease term (Note 1).
(2)	The amounts represent the Company’s commitments as of December 31, 2023 for installation of BWTS and ESD on its vessels to comply with environmental regulations.
(3)	The amounts represent the Company’s commitments as of December 31, 2023 for the five vessels under construction (Note 5).